LONG-TERM INCENTIVE AND RETIREMENT PLANS - Long-Term Incentive Plan and Unit Appreciation Right Activity (Detail) - shares	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted phantom units | 2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning of period (in shares)			108,602	117,630
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in Period			354,104	41,732
Settled in common units or cash (in shares)			(709)	(16,098)
Forfeiture (in shares)			(87,536)
Performance vesting forfeiture (in shares)			(29,512)	(34,662)
Outstanding, end of period (in shares)			344,949	108,602
Restricted phantom units | 2004 Plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning of period (in shares)			219,306	205,510
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in Period			0	13,796
Settled in common units or cash (in shares)			0	0
Outstanding, end of period (in shares)			219,306	219,306
Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in Period	31,607	31,295
Settled in common units or cash (in shares)	(49,379)	(48,924)
Performance vesting forfeiture (in shares)	(17,772)	(17,629)
Restricted Units | 2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning of period (in shares)			0	0
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in Period			780,949	0
Settled in common units or cash (in shares)			0	0
Performance vesting forfeiture (in shares)			0	0
Outstanding, end of period (in shares)			780,949	0
Unit appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning of period (in shares)			58,646	66,355
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in Period			0	0
Performance vesting forfeiture (in shares)			(43,646)	(7,709)
Outstanding, end of period (in shares)			15,000	58,646
Exercised (in shares)			0	0
Exercisable, end of period (in shares)			15,000	57,081